Dear Fellow Shareholder,

      The past year has been one of the most turbulent periods in stock market history. Toward the end of 2000, many analysts were thinking the markets had seen the worst and were due for a big turnaround. However, most market indexes went on to hit new lows in February, March, April, and again in September. There were a few brief, fleeting rallies, most notably in January and April, which gave false hopes of economic recovery around the corner.
      We remained cautious throughout the period, holding on average about a third of the portfolio in cash, with cash levels reaching two-thirds of the portfolio at times. Additionally, we engaged in short selling of equities and purchased some put options, which reduced our average net-long position to less than 55% during the period. While our caution was well founded, it did prevent us from fully enjoying some of the upside market moves, especially the April rally.
      In short, this period has been disappointing for us. There were many times when we felt that absolutely no market strategy was working, and times when we felt we just could not change colors quickly enough to match the environment. This challenging environment has mandated that we continually assess our existing strategies and develop new strategies that will be more resilient and profitable in the future.
      Following the horrendous events of September 11, and the ensuing sell-off, we have become increasingly comfortable with the idea that the market has now seen its bottom and that the market signs are truly pointing toward economic recovery ahead. At this writing, our portfolio is more than 68% net-long, which is one of our most bullish levels ever.
      We are hopeful that economic recovery is on its way, but we remain vigilant and ready to go on the defensive should that hope prove false. We continue to refine our strategic approaches to deal with all types of market environments and remain confident that, in the future, this Chameleon can live up to its name.

      Thank you for investing with us.

Sincerely,



Ronald E. Rowland                               David H. James

Lead Portfolio Manager                                Assistant Portfolio
Manager


For a prospectus and more information, including charges and expenses, call toll free 1-888-727-3301. The prospectus should be read carefully before investing. Past performance does not guarantee future results.


Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania St. Indianapolis, IN 46204

Member NASD, SIPC

Fund Performance
                        Total Return
                      Since Inception
                      (December 27, 2000)
                      through October 31, 2001
                      ----------------------------
Chameleon Fund            -29.93%
Russell 3000 Index        -18.26%
NASDAQ 100 Index          -44.53%




DATE       CHAMX   $RUA     NDX      CHAMX adj$RUA adj  NDX adj
  11/30/00   15.00  2695.14  2460.21 10,000.0010,000.00 10,000.00
  12/31/00   14.94  2717.39  2341.70 9,960.00 10,082.56  9,518.29
   1/31/01   14.95  2810.35  2593.00 9,966.67 10,427.47 10,539.75
   2/28/01   13.83  2553.57  1908.32 9,220.00  9,474.72  7,756.74
   3/31/01   12.83  2387.11  1573.25 8,553.33  8,857.09  6,394.78
   4/30/01   13.00  2578.55  1855.15 8,666.67  9,567.41  7,540.62
   5/31/01   12.52  2599.26  1799.89 8,346.67  9,644.25  7,316.00
   6/29/01   12.08  2551.33  1830.19 8,053.33  9,466.41  7,439.16
   7/31/01   11.93  2509.28  1683.00 7,953.33  9,310.39  6,840.88
   8/31/01   11.48  2361.14  1469.70 7,653.33  8,760.73  5,973.88
   9/28/01   10.61  2152.83  1168.37 7,073.33  7,987.82  4,749.07
  10/31/01   10.51  2202.92  1364.78 7,006.67  8,173.68  5,547.41

This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Fund Russell 3000 Index, and the NASDAQ 100 Index on December 27, 2000 (inception of the Fund) and held through October 31, 2001. The Russell 3000 Index and NASDAQ 100 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Chameleon Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the indices, and reinvestment of dividends. The indices returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Chameleon Fund
Schedule of Investments - October 31, 2001

Common Stocks - 10.4%                             Shares              Value
Bottled & Canned Soft Drinks & Carbonated Waters - 0.1%
Cott Corp. (a)                                        200         $      2,808
                                                                    -----------
                                                                    -----------

Electronic Housewares & Fans - 0.1%
Helen of Troy Ltd.                                    400                4,020
                                                                    -----------
                                                                    -----------

Funtions Related to Depositistory Banking - 0.2%
Concord EFS, Inc.                                     300                8,211
                                                                    -----------
                                                                    -----------

Glass Products, Made of Purchased Glass - 0.2%
Apogee Enterprises, Inc.                              600                8,376
                                                                    -----------
                                                                    -----------

Hospital & Medical Service Plans - 0.5%
UnitedHealth Group, Inc.                              288               18,936
                                                                    -----------
                                                                    -----------

In Vitro & In Vivo Diagnostic Substances - 0.1%
Diagnostic Products Corp.                                        100     4,410
                                                                    -----------
                                                                    -----------

Ordnance & Accessories - 0.2%
Alliant Techsystems, Inc.                                        100     8,726
                                                                    -----------
                                                                    -----------

Petroleum Refining 0.2%
Holly Corp.                                                      400     7,364
                                                                    -----------
                                                                    -----------

Pharmaceutical Preparations - 0.3%
Barr Laboratories, Inc.                                84                6,115
Perrigo Company                                       100                1,479
Sicor, Inc.                                                      200     3,750
                                                                    -----------
                                                                    -----------
                                                                          11,344
                                                                    -----------
                                                                    -----------

Retail Auto & Home Supply Stores - 0.8%
Autozone, Inc.                                                   300    17,559
Pep Boys Manny Moe & Jack                                     1,200     14,100
                                                                    -----------
                                                                    -----------
                                                                         31,659
                                                                    -----------
                                                                    -----------
Retail Auto Dealers & Gasoline Stations - 1.2%
Copart, Inc.                                          300                8,805
Group I Automotive, Inc.                            1,061               28,434
West Marine, Inc.                                     900               13,419
                                                                    -----------
                                                                    -----------
                                                                         50,658
                                                                    -----------
                                                                    -----------

Retail - Eating Places 0.1%
Ryans Family Steakhouse, Inc.                         200                3,600
                                                                    -----------
                                                                    -----------

Retail - Miscellaneous Shopping Goods Stores - 0.1%
Office Depot, Inc.                                    200                2,720
                                                                    -----------
                                                                    -----------

Retail - Variety Stores - 0.1%
Fred's, Inc. Class A                                  100                3,275

                                                                    -----------
                                                                    -----------
Chameleon Fund
Schedule of Investments - October 31, 2001 - continued

Common Stocks - 10.4% - continued                 Shares              Value
Retail - Womens Clothing Stores - 0.1%
The Wet Seal, Inc.                                    100         $      2,035
                                                                    -----------
                                                                    -----------

Semiconductors & Related Devices - 0.3%
Nvidia Corp.                                          200                8,572
Rambus, Inc.                                          200                1,626
                                                                    -----------
                                                                    -----------
                                                                          10,198
                                                                    -----------
                                                                    -----------
Services - Computer Programming Services - 0.3%
BEA Systems, Inc. (a)(c)                                      1,000     12,140
                                                                    -----------
                                                                    -----------

Services - General Medical & Surgical Hospitals - 1.4%
HCA, Inc.                                             457               18,125
Triad Hospitals, Inc.                                 672               18,076
Tenet Healthcare Co.                                  327               18,809
                                                                    -----------
                                                                    -----------
                                                                          55,010
                                                                    -----------
                                                                    -----------
Services - Health Services - 0.5%
Wellpoint Health Networks, Inc.                       181               20,198
                                                                    -----------
                                                                    -----------

Services - Home Health Care Services - 0.1%
Option Care, Inc.                                     308                5,282
                                                                    -----------
                                                                    -----------

Services - Hospitals - 0.1%
Pediatrix Medical Group, Inc.                         200                5,808
                                                                    -----------
                                                                    -----------

Services - Miscellaneous Health & Allied Services - 0.0%
Davita, Inc.                                          100                1,820
                                                                    -----------
                                                                    -----------

Services - Nursing & Personal Care Facilities - 0.2%
Res-Care, Inc.                                        444                3,992
Sunrise Assisted Living, Inc.                         132                3,945
                                                                    -----------
                                                                    -----------
                                                                           7,937
                                                                    -----------
                                                                    -----------

Services - Prepackaged Software - 0.3%
Kronos, Inc.                                          200               11,478
Network Associates, Inc.                              200                3,840
                                                                    -----------
                                                                    -----------
                                                                          15,318
                                                                    -----------
                                                                    -----------
Services - Skilled Nursing Care Facilities - 0.7%
Beverly Enterprises, Inc.                             380                2,846
Manor Care, Inc.                                      991               23,150
National Healthcare Corp.                             222                3,552
                                                                    -----------
                                                                    -----------
                                                                          29,548
                                                                    -----------
                                                                    -----------
Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.4%
AmerisourceBergen Corp.                               286               18,179
Cardinal Health, Inc.                                 264               17,717
McKesson HBOC, Inc.                                   527               19,494
                                                                    -----------
                                                                    -----------
                                                                          55,390
                                                                    -----------
                                                                    -----------
Wholesale - Groceries & Related Products -0.6%
Nash Finch Co.                                      1,100               25,355
                                                                    -----------
                                                                    -----------

Chameleon Fund
Schedule of Investments - October 31, 2001 - continued

Common Stocks -10.4%- continued                   Shares              Value
Wholesale - Paper & Paper Products - 0.2%
Daisytek International Corp.                          447         $      6,249
                                                                    -----------
                                                                    -----------
TOTAL COMMON STOCKS (Cost $446,456)                                    418,395
                                                                    -----------
                                                                    -----------


Unit Investment Trusts - 39.7%

iShares Trust S&P Mid Cap                              81                6,517
iShares Trust S&P Mid Cap Barra Growth              2,567              258,215
iShares Trust S&P Small Cap Value                      51                3,795
iShares Trust S&P Small Cap                         3,055              210,031
iShares S&P 500/Barra Growth Index Fund             8,000              436,240
iShares, Inc. Russell 1000                          3,500              180,810
iShares, Inc. Russell 3000                            700               40,894
iShares, Inc. Dow Jones Telecomm                       73                2,189
Merrill Lynch Market Oil Service Holders              500               28,690
Nasdaq 100 Trust Series 1                           5,000              169,500
S&P 500 Depository Receipts                         2,000              211,600
Spider Sector Trust -  Basic Materials                 90                1,775
Spider Sector Trust -  Consumer Staples               643               16,011
Spider Sector Trust -  Financial                      530               12,895
Spider Sector Trust -  Industry                       256                6,167
Spider Sector Trust -  Technology                     769               16,418
                                                                    -----------
                                                                    -----------
TOTAL UNIT INVESTMENT TRUSTS (Cost $1,605,739)                       1,601,747
                                                                    -----------
                                                                    -----------

Depositary Reciepts - 20.6%
Biotech Holders Trust                                 500               63,275
Broadband Holders Trust                            10,000              158,400
Pharmaceutical  Holders Trust                       2,000              197,640
Semiconductors Holders Trust                        6,000              214,320
Wireless Holders Trust                               3500              195,300
                                                                    -----------
                                                                    -----------
TOTAL DEPOSITARY RECEIPTS (Cost $823,324)                              828,935
                                                                    -----------
                                                                    -----------

Government Securities - 9.9%
U.S. Treasury Bill 4/18/2002 (d)                  200,000              198,245
U.S. Treasury Bill 12/13/2001 (d)                 200,000              199,526
                                                                    -----------
                                                                    -----------
TOTAL GOVERNMENT SECURITIES (Cost $396,812)(Note 8)                    397,771
                                                                    -----------
                                                                    -----------

                                                  Shares
                                                  Subject
Call Options - 6.9%                                to Call               Value
Abercrombie & Fitch Co. / January 2002 @ 45         1,000                  100
Alexion Pharmaceutical Corp. / November 2001 @ 30     500                   63
Alltel Corp. / January 2004 @ 70                      400                2,140
American Eagle Outfitters, Inc. / November 2001 @ 402,000                  250
Analog Devices, Inc. / January 2004 @ 50              600                6,660
Borland Software Corp./ January 2002 @ 30           3,000                  450
Brocade Communication Systems, Inc. / January 2004 @ 3300                3,300
Cerner Corp. / March 2002 @ 60                        700                3,220
Checkpoint Systems, Inc. / February 2002 @ 17.50    3,000                  300
Conseco, Inc. / February 2002 @ 17.50               6,000                  300

Chameleon Fund
Schedule of Investments - October 31, 2001 - continued
                                                  Shares
                                                  Subject
Call Options - 6.9% - continued                    to Call               Value
Conseco, Inc. / November 2001 @ 20                 20,000         $      1,000
Covance, Inc. / May 2002 @ 22.50                    2,000                2,950
Ebay, Inc. / April 2002 @ 65                          400                2,320
Federal National Mortgage Assoc. / January 2004 @ 90  300                3,210
Fleming Cos., Inc. / Janaury 2002 @ 40              2,000                  250
Genesco, Inc. / December 2001 @ 35                  8,000                  600
Helen of Troy Corp. / February 2002 @ 15            5,000                1,000
Hovnanian Enterprises, Inc. / February 2002 @ 15    5,000                1,625
IKON Office Solutions, Inc. / March 2002 @ 10       4,000                4,400
Intergraph Corp. / January 2002 @15                 3,000                  750
Landry's Seafood Restaurants, Inc. / January 2002 @ 2,000                1,550
Lehman Brothers Holdings, Inc. / January 2004 @ 70    300                4,650
Loews Corp. / December 2001 @ 75                    4,000                  500
Nasdaq 100 Trust / January 2002 @ 44                1,000                  500
Nasdaq 100 Trust / January 2002 @ 45                1,000                  400
Nasdaq 100 Trust / January 2002 @ 46                1,000                  300
Nasdaq 100 Trust / January 2002 @ 47                1,000                  200
Nasdaq 100 Trust / January 2002 @ 48                1,000                  150
Nasdaq 100 Trust / January 2002 @ 49                1,000                  100
Nasdaq 100 Trust / January 2002 @ 50                4,000                  400
Nasdaq 100 Trust / January 2002 @ 51                1,000                  100
Nasdaq 100 Trust / January 2002 @ 55               10,000                  500
Nasdaq 100 Trust / January 2003 @ 45                  200                  620
Nasdaq 100 Trust / January 2003 @ 50                1,500                2,925
Nasdaq 100 Trust / January 2003 @ 55                2,500                3,125
Nasdaq 100 Trust / January 2004 @ 25                3,000               42,600
Nasdaq 100 Trust / January 2004 @ 35                1,500               13,350
Nasdaq 100 Trust / January 2004 @ 40                3,500               23,100
Nasdaq 100 Trust / January 2004 @ 45                4,000               20,000
Nasdaq 100 Trust / June 2002 @ 39                   2,500                7,500
Nasdaq 100 Trust / March 2002 @ 38                  1,500                3,900
Nasdaq 100 Trust / March 2002 @ 40                  1,000                1,800
Nasdaq 100 Trust / March 2002 @ 41                  1,000                1,650
Nasdaq 100 Trust / March 2002 @ 42                  1,000                1,400
Nasdaq 100 Trust / March 2002 @ 43                  1,000                1,050
Pediatrix Medical Group, Inc. / May 2002 @45        1,000                1,850
Peoplesoft, Inc. / January 2004 @ 20                  500                8,300
Peoplesoft, Inc. / January 2004 @ 30                  500                6,550
Peoplesoft, Inc. / January 2004 @ 40                  500                4,800
Pep Boys Manny Moe & Jack / April 2002 @ 15         2,000                1,950
Perrigo Co. / February 2001 @ 17.50                 5,000                3,625
Pharmaceutical Product Development, Inc. / January 21,000 35             1,000
QLogic Corp. / January 2004 @ 40                      400                7,520
QLogic Corp. / January 2004 @ 50                      200                3,400
Recoton Corp. / February 2002 @ 20                  2,000                  250
Renaissance Learning Corp. / January 2002           1,500                  412
Resmed, Inc. / January 2002 @ 60                    3,000                9,900
Ross Stores, Inc. / May 2002 @ 35                   1,000                2,775
Russell 2000 Index / June 2002 @ 450                  300                6,405

Chameleon Fund
Schedule of Investments - October 31, 2001 - continued
                                                  Shares
                                                  Subject
Call Options - 6.9% - continued                    to Call               Value
Russell 2000 Index / June 2002 @ 460                  200         $      3,390
Russell 2000 Index / June 2002 @ 470                  200                2,690
Russell 2000 Index / March 2002 @ 430                 400               10,140
Russell 2000 Index / March 2002 @ 510                 400                  820
Russell 2000 Index / March 2002 @ 520                 400                  580
Russell 2000 Index / March 2002 @ 530                 400                  400
S & P 500 Index / December 2001 @ 140               1,000                   75
S & P 500 Index / December 2001 @ 140                 600                  150
SBC Communications, Inc. / January 2004 @ 50          500                1,750
Semiconductor Holders / February 2002 @ 50          1,000                1,000
Semiconductor Holders / January 2004 @ 35             500                6,200
Semiconductor Holders / January 2004 @ 40           1,000               10,600
Semiconductor Holders / Novmber 2001 @ 55           1,000                  100
Semiconductor Holders / Novmber 2001 @ 60           2,000                  150
Sepracor, Inc. / January 2004 @ 45                    200                4,240
Steve Madden Ltd. / December 2001 @ 20              4,000                  500
Storage Technology Corp. / January 2004 @ 20        1,000                5,200
Timberland Co. - Class A / November 2001 @ 60       4,000                  400
Vodafone Group PLC / January 2004 @ 25                500                2,900
Western Gas Resources, Inc. / January 2001 @ 45     2,000                  450
                                                                    -----------
                                                                    -----------
TOTAL CALL OPTIONS (Cost $708,091)                                     277,730
                                                                    -----------
                                                                    -----------


                                                  Shares
                                                  Subject
Put Options - 6.3%                                 to Put                Value
Analog Devices, Inc. / January 2004 @ 30              300                2,490
BEA Systems, Inc. / December 2001 @ 15              1,000                3,700
Checkpoint Systems, Inc. / February 2002 @ 12.50      500                1,550
Covance, Inc. / May 2002 @ 17.50                    2,000                4,600
Electronic Data Systems Corp. / January 2004 @ 50     500                3,175
Federal National Mortgage Assoc. / January 2004 @ 70  300                2,640
Fedex Corp. / January 2004 @ 30                     1,000                3,000
Genzyme Corp. / January 2004 @ 40                     500                3,975
Helen of Troy Corp. / May 2002 @ 12.50              1,000                3,800
Home Depot, Inc. / Janaury 2004 @ 30                1,000                4,050
Hovnanian Enterprises, Inc. / February 2002 @ 12.50 1,500                2,512
International Paper Co. / January 2004 @ 60         1,000                4,150
Kellog Company / January 2004 @ 40                  1,000                2,025
Manor Care, Inc. / November 2001 @ 17.50              500                   62
Nasdaq 100 Trust / January 2003 @ 30                9,000               36,000
Nasdaq 100 Trust / January 2003 @ 35                4,000               24,800
Nasdaq 100 Trust / January 2004 @ 25                1,500                4,650
Nasdaq 100 Trust / January 2004 @ 30                1,000                5,000
Nasdaq 100 Trust / March 2002 @                     1,000                4,200
Nasdaq 100 Trust / March 2002 @ 25                  2,000                1,700
Nasdaq 100 Trust / March 2002 @ 30                  3,000                5,850
Nasdaq 100 Trust / March 2002 @ 31                    500                1,325
Nasdaq 100 Trust / March 2002 @ 37                  1,000                5,300
New York Community Bancorp / April 2002 @ 22.5      1,500                3,150
Peoplesoft, Inc. / January 2004 @ 20                1,000                5,700

Chameleon Fund
Schedule of Investments - October 31, 2001 - continued
                                                  Shares
                                                  Subject
Put Options - 6.3% - continued                     to Put                Value
Peoplesoft, Inc. / January 2004 @ 30                1,500         $     17,025
Peoplesoft Inc. / January 2004 @ 60                   500               16,800
Perrigo Company / February 2002 @15                   500                  838
Pharmaceutical Product Development, Inc. / January 200500 30             1,575
QLogic Corp. / January 2002 @ 30                      800                8,880
QLogic Corp. / January 2002 @ 60                      200                6,340
Rambus, Inc. / February 2002 @ 7.5                    600                  885
Renaissance Learning, Inc. / April 2002 @ 30        1,000                3,400
Resmed, Inc. / Janaury 2002 @ 45                      500                  675
Russell 2000 Index / June 2002 @ 390                  800               13,880
Russell 2000 Index / June 2002 @ 410                  300                7,125
S&P 500 Index / December 2001 @ 105                   600                2,400
SBC Communications, Inc. / January 2004 @ 30          500                1,700
Semiconductors Holders / January 2004 @ 30          2,000               13,600
Semiconductors Holders / January 2004 @ 35          1,000                9,450
Sicor, Inc. / May 2002 @ 20                         1,000                4,600
Unilever NV / Janaury 2004 @ 50                       700                4,376
                                                                    -----------
                                                                    -----------
 TOTAL PUT OPTIONS (Cost $276,755)                                     252,953
                                                                    -----------
                                                                    -----------


                                                 Principal
Money Market Securities - 3.0%                    Amount                 Value
Huntington Money Fund - Investment A 1.57% (b) $Co121,665,665)    $    121,665
                                                                    -----------
                                                                    -----------

 TOTAL INVESTMENTS - 96.8% (Cost $4,378,842)                         3,899,196
                                                                    -----------
                                                                    -----------
 Assets in excess of liabilities - 3.2%                                128,086
                                                                    -----------
                                                                    -----------
Total Net Assets 100.0%                                           $  4,027,282
                                                                    ===========
                                                                    ===========

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2001 (c) Shares covering open calls. (d) Security is segregated as collateral for options written.

Chameleon Fund
Securities Sold Short - October 31, 2001

Common Stocks                                     Shares              Value
Computer Communications Equipment
Juniper Networks, Inc.                                600         $     13,314
                                                                    -----------
                                                                    -----------

Finance Services
Americredit Corp.                                     600                9,300
                                                                    -----------
                                                                    -----------

Personal Credit Institutions
Advanta Corp.                                       1,200                9,852
Capital One Financial Corp.                           300               12,393
Compucredit Corp.                                    1700               10,455
Household International, Inc.                         200               10,460
Metris Companies, Inc.                                600                9,726
                                                                    -----------
                                                                    -----------
                                                                          52,886
                                                                    -----------
                                                                    -----------
Services - Prepackaged Software
Mercury Interactive Corp.                             500               11,910
Parametric Technology Corp.                           700                4,907
                                                                    -----------
                                                                    -----------
                                                                          16,817
                                                                    -----------
                                                                    -----------
Telephone Communications (No Radio Telephone)
World Com, Inc.                                       700                9,415
                                                                    -----------
                                                                    -----------
TOTAL COMMON STOCKS SOLD SHORT                                    $    101,732
                                                                    ===========
                                                                    ===========
 (Total Proceeds $103,554)(Note 2)

Chameleon Fund
Call Options Written - October 31, 2001
                                                  Shares Subject      Value
                                                 to call
BEA Systems Inc./November 2001 @12.5                1,000         $      1,150
                                                                    -----------
                                                                    -----------
  (total proceeds $1,970)(Note 2)

Chameleon Fund                                          October 31, 2001
Statement of Assets & Liabilities



Assets
Investment in securities, at value (cost $4,378,842)      $ 3,899,196
Dividends receivable                                              209
Interest receivable                                             2,374
Receivable for fund shares sold                                 4,013
Receivable from brokers                                       147,840
Receivable for investments sold                               809,497
Receivable from advisor                                           988
                                                        --------------
     Total assets                                           4,864,117
                                                        --------------

Liabilities
Securities sold short (at fair value total proceeds $105,524) 102,882
Accrued investment advisory fees                                6,713
Payable for investments purchased                             726,279
Other payables and accrued expenses                               961
                                                        --------------
     Total liabilities                                        836,835
                                                        --------------

Net Assets                                                $ 4,027,282
                                                        ==============

Net Assets consist of:
Paid in capital                                             6,127,706
Accumulated net realized gain (loss)
  on security transactios                                  (1,474,223)
Accumulated net realized
  gain (loss) on options transactions                        (149,197)
Net unrealized appreciation (depreciation) on investments    (477,004)
                                                        --------------

Net Assets, for 383,342 shares                            $ 4,027,282
                                                        ==============

Net Asset Value

Offering price and redemption price per share
  ($4,027,282 / 383,342)                                        $10.51
                                                        ==============

Chameleon Fund
Statement of Operations
for the period December 27, 2000 (commencement of operations) through October 31, 2001


Investment Income
Dividend income                                                        $ 25,563
Interest income                                                          55,035
                                                                   -------------
                                                                   -------------
Total Income                                                             80,598
                                                                   -------------

Expenses
Investment advisory fee                                                  91,822
Interest expense                                                          1,947
Dividend expense                                                             34
Trustees' fees                                                            2,027
                                                                   -------------
Total operating expenses before reimbursement                            95,830
Reimbursed expenses                                                      (2,027)
                                                                   -------------
                                                                   -------------
  Total operating expenses                                               93,803
                                                                   -------------

Net Investment Income (Loss)                                            (13,205)
                                                                   -------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                    (1,474,223)
Net realized gain (loss) on options transactions                       (149,197)
Change in net unrealized appreciation (depreciation)
   on investment securities                                            (477,004)
                                                                   -------------
Net realized and unrealized gain (loss) on investment securities
   and options transactions                                          (2,100,424)
                                                                   -------------
Net increase (decrease) in net assets resulting from operations    $ (2,113,629)
                                                                   =============

Chameleon Fund
Statement of Changes In Net Assets
                                                                  Period ended
                                                             October 31, 2001(a)
                                                             ------------------

Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                                         (13,205)
Net realized gain (loss) on investment securities and options
  transactions                                                      (1,623,420)
Change in net unrealized appreciation (depreciation)                  (477,004)
                                                                   ------------
  Net increase (decrease) in net assets resulting from operations   (2,113,629)
                                                                   ------------
Distributions
   From net investment income                                                0
   From net realized gain                                                    0
                                                                   ------------
   Total distributions                                                       0
                                                                   ------------
Capital Share Transactions
  Proceeds from shares sold                                         12,426,255
  Reinvestment of distributions                                              0
  Amount paid for shares repurchased                                (6,285,344)
                                                                   ------------
  Net increase (decrease) in net assets resulting
  from capital share transactions                                    6,140,911
                                                                   ------------
Total increase (decrease) in net assets                              4,027,282

Net Assets
  Beginning of period                                                        0
                                                                   ------------
  End of period                                                    $ 4,027,282
                                                                   ============

Capital Share Transactions
  Shares sold                                                          859,476
  Shares issued in reinvestment of distributions                             0
  Shares repurchased                                                  (476,134)
                                                                   ------------

  Net increase (decrease) from capital transactions                    383,342
                                                                   ============

(a) For the period December 27, 2000 (commencement of operations) through October 31, 2001.

Chameleon Fund
Financial Highlights



                                                               Period ended
                                                             October 31, 2001(a)
                                                             ------------------
Selected Per Share Data
Net asset value, beginning of period                              $ 15.00
                                                             -------------
Income from investment operations
  Net investment income                                             (0.03)
  Net realized and unrealized gain                                  (4.46)
                                                             -------------
                                                             -------------
Total from investment operations                                    (4.49)
                                                             -------------
Distributions to shareholders
  From net investment income                                         0.00
  From net realized gain                                             0.00
                                                             -------------
Total distributions                                                  0.00
                                                             -------------

Net asset value, end of period                                    $ 10.51
                                                             =============

Total Return                                                       (29.93)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $4,029
Ratio of expenses to average net assets                             1.99% (c)
Ratio of expenses to average net assets
   before reimbursement                                             2.04% (c)
Ratio of net investment income to
   average net assets                                               (0.28)(c)
Ratio of net investment income to
  before reimbursement                                              (0.32)(c)
Portfolio turnover rate                                          1055.98% (b)


(a) For the period December 27, 2000 (commencement of operations) through October 31, 2001.
(b) For a period of less than a full year, the total return and portfolio turnover are not annualized.
(c) Annualized

                               The Chameleon Fund
                          Notes to Financial Statements
                                October 31, 2001

NOTE 1.  ORGANIZATION

The Chameleon Fund (the "Fund") was organized as a series of the AmeriPrime Advisors Trust (the "Trust") on December 4, 2000 and commenced operations on December 27, 2000. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust
Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is capital appreciation. The adviser to the Fund is Capital Cities Asset Managements, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

 Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund in the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions paid for the closing purchase transaction as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales -The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it has made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size will be recognized upon the termination of the short sale.

                               The Chameleon Fund
                          Notes to Financial Statements
                          October 31, 2001 - continued


Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or undistributed capital gains.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund Adviser is Capital Cities Asset Management, Inc. The Adviser specializes in sector and investment style rotation. Ronald E. Rowland and David
H. James have been primarily responsible for the day-to-day management of the Fund since its inception. Ronald E. Rowland may be deemed to control the Adviser due to his share of the ownership of the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.95% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the period ended October 31, 2001, the Adviser earned a fee of $91,822 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person trustees incurred by the Fund through April 30, 2002, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.95% of average daily net assets. For the period ended October 31, 2001, the Adviser reimbursed expenses of $2,027.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Prior to December 31, 2000, the Fund had retained Ameriprime Financial Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor during the period ended October 31, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of Ameriprime Financial Securities Inc. and Unified Financial Securities, Inc.

                               The Chameleon Fund
                          Notes to Financial Statements
                          October 31, 2001 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"); however the Trustees have not yet authorized the implementation of the Plan. If implemented, the Plan will permit the Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The Plan permits the Fund to charge 12b-1 fees of up to 0.25% of the average daily net assets annually. The Fund's expenses will not be affected by the 12b-1 Plan because the Adviser does not intend to activate the Plan.

NOTE 4.  INVESTMENTS

For the period ended October 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $32,177,746 and $27,948,817, respectively. As of October 31, 2001, the gross unrealized appreciation for all securities totaled $72,675 and the gross unrealized depreciation for all securities totaled $549,679 for a net unrealized depreciation of $477,004. The aggregate cost of securities for federal income tax purposes on October 31, 2001 was $4,108,608, net of wash sales of $270,234.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2001, National Financial Services Corp. beneficially owned or controlled, in aggregate, 41.60% of the Fund.

NOTE 8. CALL OPTIONS WRITTEN

     As of October 31, 2001, portfolio securities valued at $397,771 were held in escrow by the custodian as cover for call options written by the Fund.

     Transactions in options written during the fiscal year ended October 31, 2001 were as follows:

                                               Number of    Premiums
                                               Contracts    Received
 Options outstanding at December 27, 2000           0          $0
 Options written                                   30        $4,110
 Options terminated in closing purchase
 transactions                                      10          759
 Options expired                                   10        1,470

 Options exercised
                                                    0           0
                                                    -           -
 Options outstanding at October 31, 2001          10         $1,970
                                              =========================

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Trustees
Chameleon Fund
(series of AmeriPrime Advisors Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Chameleon Fund, as of October 31, 2001, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period of December 27, 2000 (commencement of operations) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements ___ and financial ___ highlights ___ are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of October 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Chameleon Fund as of October 31, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the period of December 27, 2000 (commencement of operations) through October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 28, 2001